Accounting for Derivative Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Accounting for Derivative Instruments and Hedging Activities
Accounting for Derivative Instruments and Hedging Activities

PSE employs various energy portfolio optimization strategies, but is not in the business of assuming risk for the purpose of realizing speculative trading revenue. The nature of serving regulated electric customers with its portfolio of owned and contracted electric generation resources exposes PSE and its customers to some volumetric and commodity price risks within the sharing mechanism of the PCA. Therefore, wholesale market transactions and related hedging strategies are focused on balancing PSE's energy portfolio, reducing costs and risks where feasible thus reducing volatility in costs in the portfolio. PSE's energy risk portfolio management function monitors and manages these risks using analytical models and tools. In order to manage risks effectively, PSE enters into physical and financial transactions which are appropriate for the service territory of PSE and are relevant to its regulated electric and natural gas portfolios.
At the February 2009 merger date, Puget Energy recorded all derivative contracts at fair value as either assets or liabilities. Certain contracts meeting the criteria defined in ASC 815 were subsequently designated as Normal Purchase Normal Sale (NPNS) or cash flow hedges. The difference in the derivative unrealized gains/losses recorded through earnings between Puget Energy and PSE will occur through March 2015.
On July 1, 2009, Puget Energy and PSE elected to de-designate all energy related derivative contracts previously recorded as cash flow hedges for the purpose of simplifying its financial reporting. The contracts that were de-designated related to physical electric supply contracts and natural gas swap contracts used to fix the price of natural gas for electric generation. For these contracts and for contracts initiated after such date, all mark-to-market adjustments are recognized through earnings. The amount previously recorded in accumulated OCI is transferred to earnings in the same period or periods during which the hedged transaction affects earnings or sooner if management determines that the forecasted transaction is probable of not occurring. As a result, the Company will continue to experience the earnings impact of these reversals from OCI in future periods.
The Company manages its interest rate risk through the issuance of mostly fixed-rate debt with varied maturities. The Company utilizes internal cash from operations, borrowings under its commercial paper program, and its credit facilities to meet short-term funding needs. Short-term obligations are commonly refinanced with fixed-rate bonds or notes when needed and when interest rates are considered favorable. The Company may enter into swap instruments or other financial hedge instruments to manage the interest rate risk associated with these debts. As of June 30, 2012, Puget Energy had two interest rate swap contracts outstanding and PSE did not have any outstanding interest rate swap instruments.
In February 2009, Puget Energy entered into a cash flow hedge using interest rate swaps to hedge the risk associated with one-month London Interbank Offered Rate (LIBOR) floating rate debt. Subsequently, in order to satisfy a commitment the Company made to the Washington Commission and to mitigate interest rate risk, the Company refinanced a portion of the underlying debt hedged by the interest rate swaps in 2010, 2011 and again during 2012. As a result of refinancing in 2010, the Company de-designated the cash flow hedge accounting relationship between the debt and interest rate swaps. A portion of the outstanding interest rate swap derivative loss associated with the probable future interest payments occurring remains in OCI, and is amortized monthly as the payments occur. The portion of the outstanding interest rate swap derivative loss associated with interest payments on the debt where future payments become remote of occurring is reclassified from OCI into earnings.
On June 15, 2012, Puget Energy issued $450.0 million of 10-year senior secured fixed-rate notes and paid down $425.0 million of its outstanding variable rate debt, bringing the balance down to $434.0 million as of June 30, 2012. As the related forecasted transactions (i.e. future interest payments associated with the debt pay down) are now remote of occurring, Puget Energy reclassified a $7.9 million loss from accumulated OCI into earnings. In order to better align its existing swap notional with the reduced balance outstanding under the variable rate senior secured credit facility balance, on June 18, 2012, the Company settled $550.0 million of the interest rate swaps for a $20.2 million loss, thereby reducing the swap notional to $450.0 million. Additionally, the Company amended the remaining two interest rate swap agreements ($450.0 million notional) to extend the maturities to January 2017. This strategy allowed the Company to improve the alignment between the $450.0 million hedge and the variable rate exposure of the remaining balance of $434.0 million of the revolving senior secured credit facility.
The following tables present the fair value and locations of the Company's derivative instruments recorded on the balance sheets:

Derivatives Not Designated as Hedging Instruments
Puget Energy	June 30, 2012		December 31, 2011
(Dollars in Thousands)	Assets [1]	Liabilities [2]	Assets [1]	Liabilities [2]
Interest rate swaps:
Current	$—	$6,223	$—	$25,210
Long-term	—	13,924	—	27,199
Total interest rate swaps	$—	$20,147	$—	$52,409

Puget Energy and Puget Sound Energy
Electric portfolio:
Current	$4,031	$160,033	$5,212	$173,582
Long-term	9,523	50,048	5,508	90,752
Natural gas portfolio: [3]
Current	2,942	110,990	1,435	128,297
Long-term	6,458	49,237	4,576	78,607
Total energy derivatives	$22,954	$370,308	$16,731	$471,238
___________

[1]	Balance sheet location: Unrealized gain on derivative instruments.

[2]	Balance sheet location: Unrealized loss on derivative instruments.

[3]
PSE had a net derivative liability and an offsetting regulatory asset of $150.8 million at June 30, 2012 and $200.9 million at December 31, 2011 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980, “Regulated Operations” (ASC 980) due to the Purchased Gas Adjustment (PGA) mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

For further details regarding the fair value of derivative instruments, see Note 4.

The following tables present the net unrealized (gain) loss of the Company's derivative instruments recorded on the statements of income:

Puget Energy	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Natural gas / Power NPNS [1]	$—	$(2,720)	$(2,151)	$(10,769)
Natural gas for power generation	(13,647)	1,261	(13,698)	(40,262)
Power	(50,429)	(15,536)	(43,501)	918
Total net unrealized (gain) loss on derivative instruments	$(64,076)	$(16,995)	$(59,350)	$(50,113)
Interest expense – interest rate swaps	$(8,563)	$14,171	$(4,102)	$12,245
Other deductions – interest rate swaps	$925	$16,126	$(13,398)	$14,326
___________

[1]	Amount represents amortization related to contracts that were recorded at fair value as of the date of the merger.

Puget Sound Energy	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Natural gas for power generation	$(13,647)	$1,476	$(13,696)	$(23,201)
Power	(46,203)	(11,124)	(36,019)	7,569
Total net unrealized (gain) loss on derivative instruments	$(59,850)	$(9,648)	$(49,715)	$(15,632)

The following tables present the effect of hedging instruments on Puget Energy's OCI and statements of income, related to derivatives that were in a previous cash flow hedge relationship:

Puget Energy (Dollars in Thousands)	Three Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(10,905)	$(24,246)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	—	(20)
			Purchased electricity	(188)	(252)
Total	$—	$—		$(11,093)	$(24,518)

Puget Energy (Dollars in Thousands)	Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(14,763)	$(30,758)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	100	(50)
			Purchased electricity	12	(510)
Total	$—	$—		$(14,651)	$(31,318)
________

[1]	Changes in OCI are reported in after-tax dollars.

[2]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

The following tables present the effect of hedging instruments on PSE's OCI and statements of income, related to derivatives that were in a previous cash flow hedge relationship:

Puget Sound Energy (Dollars in Thousands)	Three Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(122)	$(123)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	(4,414)	(237)
			Purchased electricity	—	(4,663)
Total	$—	$—		$(4,536)	$(5,023)

Puget Sound Energy (Dollars in Thousands)	Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(244)	$(246)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	97	(17,109)
			Purchased electricity	(7,468)	(7,159)
Total	$—	$—		$(7,615)	$(24,514)
___________

[1]	Changes in OCI are reported in after-tax dollars.

[2]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

For derivative instruments designated as cash flow hedges, the effective portion of the gain or loss on the derivative was reported as a component of OCI, then reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Puget Energy expects that $6.1 million of losses in accumulated OCI will be reclassified into earnings within the next twelve months. PSE expects that $8.3 million of losses in accumulated OCI will be reclassified into earnings within the next twelve months. The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows extends to June 2015 for purchased electricity contracts, October 2018 for gas for power generation contracts and January 2017 for interest rate swaps.
The following tables present the effect of the Company's derivatives not designated as hedging instruments on income:

Puget Energy		Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	Location	2012	2011	2012	2011
Interest rate contracts:	Other deductions	$(7,297)	$(25,412)	$(6,770)	$(25,460)
	Interest expense	(9,902)	(22,699)	(19,264)	(27,276)
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net [1]	64,076	14,275	57,199	39,344
	Electric generation fuel	(2,981)	(8,808)	(25,974)	(49,622)
	Purchased electricity	(39,540)	(19,158)	(84,953)	(33,830)
Total gain (loss) recognized in income on derivatives		$4,356	$(61,802)	$(79,762)	$(96,844)
___________

[1]
Differs from the amounts stated in the statements of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $0.0 million and $2.2 million for the three and six months ended June 30, 2012 and $2.7 million and $10.8 million for the three and six months ended June 30, 2011, respectively.

Puget Sound Energy		Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	Location	2012	2011	2012	2011
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net	$59,850	$9,648	$49,715	$15,632
	Electric generation fuel	(2,981)	(8,808)	(25,974)	(49,622)
	Purchased electricity	(39,540)	(19,158)	(84,953)	(33,830)
Total gain (loss) recognized in income on derivatives		$17,329	$(18,318)	$(61,212)	$(67,820)

The Company had the following outstanding interest rate and commodity contracts as of June 30, 2012:

Derivatives not designated as hedging instruments:	Number of Units
Puget Energy:
Interest rate swaps	$450.0	million
Puget Energy and Puget Sound Energy:
Natural gas derivatives	508,805,338	MMBtus
Electric generation fuel	137,635,000	MMBtus
Purchased electricity	11,629,550	MWhs

The Company is exposed to credit risk primarily through buying and selling electricity and natural gas to serve its customers. Credit risk is the potential loss resulting from a counterparty's non-performance under an agreement. The Company manages credit risk with policies and procedures for, among other things, counterparty credit analysis, exposure measurement, exposure monitoring and exposure mitigation.
The Company monitors counterparties that have significant swings in credit default swap rates, have credit rating changes by external rating agencies, have changes in ownership or are experiencing financial problems. Where deemed appropriate, the Company may request collateral or other security from its counterparties to mitigate potential credit default losses. Criteria employed in this decision include, among other things, the perceived creditworthiness of the counterparty and the expected credit exposure.
It is possible that volatility in energy commodity prices could cause the Company to have material credit risk exposure with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. However, as of June 30, 2012, approximately 99.9% of the Company's energy portfolio exposure, excluding NPNS transactions, is with counterparties that are rated at least investment grade by the major rating agencies and 0.1% are either rated below investment grade or not rated by rating agencies. The Company assesses credit risk internally for counterparties that are not rated.
The Company generally enters into the following master agreements: (1) WSPP, Inc. (WSPP) agreements - standardized power sales contract in the electric industry; (2) International Swaps and Derivatives Association (ISDA) agreements - standardized financial gas and electric contracts; and (3) North American Energy Standards Board (NAESB) agreements - standardized physical gas contracts. The Company believes that such agreements reduce credit risk exposure because such agreements provide for the netting and offsetting of monthly payments and, in the event of counterparty default, termination payments.
The Company computes credit reserves at a master agreement level by counterparty (i.e., WSPP, ISDA, or NAESB). The Company considers external credit ratings and market factors, such as credit default swaps and bond spreads, in the determination of reserves. The Company recognizes that external ratings may not always reflect how a market participant perceives a counterparty's risk of default. The Company uses both default factors published by Standard & Poor's and factors derived through analysis of market risk, which reflect the application of an industry standard recovery rate. The Company selects a default factor by counterparty at an aggregate master agreement level based on a weighted average default tenor for that counterparty's deals. The default tenor is used by weighting the fair value and contract tenors for all deals for each counterparty and coming up with an average value. The default factor used is dependent upon whether the counterparty is in a net asset or a net liability position after applying the master agreement levels.
The Company applies the counterparty's default factor to compute credit reserves for counterparties that are in a net asset position. Moreover, the Company applies its own default factor to compute credit reserves for counterparties that are in a net liability position. Credit reserves are booked as contra accounts to unrealized gain (loss) positions. As of June 30, 2012, the Company was in a net liability position with the majority of counterparties, so the default factors of counterparties did not have a significant impact on reserves for the quarter. The majority of the Company's derivative contracts are with financial institutions and other utilities operating within the Western Electricity Coordinating Council. Despite its net liability position, PSE was not required to post any additional collateral with any of its counterparties. Additionally, PSE did not trigger any collateral requirements with any of its counterparties nor were any of PSE's counterparties required to post additional collateral resulting from credit rating downgrades.
As of June 30, 2012, the Company did not have any outstanding energy supply contracts with counterparties that contained credit risk related contingent features, which could result in a counterparty requesting immediate payment or demanding immediate and ongoing full overnight collateralization on derivative instruments in a net liability position.
The table below presents the fair value of the overall contractual contingent liability positions for the Company's derivative activity at June 30, 2012:

Puget Energy and Puget Sound Energy Contingent Feature (Dollars in Thousands)	Fair Value [1] Liability	Posted Collateral	Contingent Collateral
Credit rating [2]	$(37,833)	$—	$37,833
Requested credit for adequate assurance	(74,936)	—	—
Forward value of contract [3]	(12,093)	—	—
Total	$(124,862)	$—	$37,833

__________

[1]
Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at June 30, 2012. Excludes NPNS, accounts payable and accounts receivable.

[2]	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating agencies provides counterparties a contractual right to demand collateral.

[3]	Collateral requirements may vary, based on changes in the forward value of underlying transactions relative to contractually defined collateral thresholds.

Accounting for Derivative Instruments and Hedging Activities

PSE employs various portfolio optimization strategies, but is not in the business of assuming risk for the purpose of realizing speculative trading revenue.  The nature of serving regulated electric customers with its portfolio of owned and contracted electric generation resources exposes PSE and its customers to some volumetric and commodity price risks within the sharing mechanism of the PCA.  Therefore, wholesale market transactions are focused on balancing PSE’s energy portfolio, reducing costs and risks where feasible and reducing volatility in costs and margins in the portfolio.  PSE’s energy risk portfolio management function monitors and manages these risks using analytical models and tools.  In order to manage risks effectively, PSE enters into physical and financial transactions which are appropriate for the service territory of PSE and are relevant to its regulated electric and natural gas portfolios.
On the date of the merger, Puget Energy de-designated its derivative contracts that were designated on PSE’s books as NPNS or cash flow hedges and recorded such contracts at fair value as either assets or liabilities.  Certain contracts meeting the criteria defined in ASC 815 were subsequently re-designated as NPNS or cash flow hedges.
On July 1, 2009, Puget Energy and PSE elected to de-designate all energy related derivative contracts previously recorded as cash flow hedges for the purpose of simplifying its financial reporting.  The contracts that were de-designated related to electric supply contracts and natural gas swap contracts used to fix the price of natural gas for electric generation.  For these contracts and for contracts initiated after such date, all mark-to-market adjustments are recognized through earnings.  The amount previously recorded in accumulated OCI is transferred to earnings in the same period or periods during which the hedged transaction affects earnings or sooner if management determines that the forecasted transaction is probable of not occurring.  As a result, the Company will continue to experience the earnings impact of these reversals from OCI in future periods.  The amount of losses reclassified from OCI to earnings as a result of de-designated cash flow hedges specific to transactions that are probable of not occurring during 2011 for Puget Energy and PSE was $18.4 million and $2.2 million, respectively.
The Company manages its interest rate risk through the issuance of mostly fixed-rate debt of various maturities.  The Company utilizes internal cash from operations, commercial paper, and credit facilities to meet short-term funding needs.  Short-term obligations are commonly refinanced with fixed-rate bonds or notes when needed and when interest rates are considered favorable.  The Company may enter into swap instruments or other financial hedge instruments to manage the interest rate risk associated with these debts.  As of December 31, 2011, Puget Energy had four interest rate swap contracts outstanding and PSE did not have any outstanding interest rate swap instruments.
In February 2009, Puget Energy entered into the interest rate swap transactions to hedge risk associated with one-month LIBOR floating rate debt. Subsequently, in order to satisfy a commitment the Company made to the Washington Commission and to mitigate refinancing risk, the Company refinanced a portion of the underlying debt hedged by the interest rate swaps during 2010 and again during 2011. As a result of refinancing, the Company de-designated the cash flow hedge accounting relationship between the debt and interest rate swaps in 2010. All fair value gains or losses associated with the interest rate swaps subsequent to the de-designation are recorded in earnings.  At December 31, 2011, the outstanding notional balance of the interest rate swaps is $1.28 billion, compared to the variable rate debt balance of only $843 million. Under the existing credit agreements, the Company may retain a portion of those swaps that are in excess of the underlying debt (not economic hedges) until June 2012 at which point the Company may decide to unwind or follow other strategies to mitigate the risk of those un-hedged swaps. During the period in which the Company’s interest rate swaps are in excess of the Company’s variable rate debt, the Company will be subject to additional interest rate risk. The Company has settled approximately $277 million of the interest rate swaps on February 15, 2012.  The transaction did not impact the consolidated statements of income as the fair value losses for those swaps had already been recorded through earnings.
The Company refinanced the remaining $843 million of outstanding variable rate debt on February 10, 2012 in order to further stagger debt maturity dates. Since the refinancing replaced debt with like debt, the original hedged forecast interest payments are still probable of occurring and there is no anticipated reclassification of existing amounts deferred in accumulated OCI to earnings as a result of this transaction.  Puget Energy recorded a $21.2 million loss related to the swaps to interest expense during 2011.
The following tables present the fair value and locations of Puget Energy’s derivative instruments recorded on the balance sheets at December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments
Puget Energy	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Assets [1]	Liabilities [1]	Assets [1]	Liabilities [1]
Interest rate swaps:
Current	$—	$25,210	$—	$30,047
Long-term	—	27,199	—	27,956
Electric portfolio:
Current	5,212	173,582	4,716	142,780
Long-term	5,508	90,752	5,046	99,801
Gas portfolio: [2]
Current	1,435	128,297	2,784	100,273
Long-term	4,576	78,607	3,187	55,378
Total derivatives	$16,731	$523,647	$15,733	$456,235
___________

1.	Balance sheet location: Unrealized (gain) loss on derivative instruments.

2.
Puget Energy had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.  All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism.  All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

The following table presents the fair value and locations of PSE’s derivative instruments recorded on the balance sheet at December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments
Puget Sound Energy	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Assets [1]	Liabilities [1]	Assets [1]	Liabilities [1]
Electric portfolio:
Current	$5,212	$173,582	$4,716	$142,780
Long-term	5,508	90,752	5,046	99,801
Gas portfolio: [2]
Current	1,435	128,297	2,784	100,273
Long-term	4,576	78,607	3,187	55,378
Total derivatives	$16,731	$471,238	$15,733	$398,232
___________

1.	Balance sheet location: Unrealized (gain) loss on derivative instruments.

2.
PSE had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.  All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism.  All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

For further details regarding the fair value of derivative instruments and their Level categorization, see Note 12.
The following table presents the net unrealized (gain) loss of Puget Energy’s derivative instruments recorded on the statements of income for the years ended December 31, 2011, 2010 and 2009:

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Gas / Power NPNS [1]	$(11,677)	$(40,564)	$(42,328)	$—
Gas for power generation	(23,993)	37,535	(71,921)	3,696
Power exchange	—	(2,619)	(2,247)	(588)
Power	47,164	59,743	(51,698)	759
Credit reserve [2]	—	—	11,593	—
Total net unrealized (gain) loss on derivative instruments	$11,494	$54,095	$(156,601)	$3,867
Interest expense – interest rate swaps	$21,159	$(10,918)	$—	$—
Other deductions – interest rate swaps	$12,388	$7,319	$—	$—
___________

1.	Amount represents amortization expense related to contracts that were recorded at fair value at the time of the merger order.

2.	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.

The following table presents the net unrealized (gain) loss of PSE’s derivative instruments recorded on the statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Gas for power generation	$(4,043)	$91,666	$(2,835)
Power exchange	—	(2,620)	(2,822)
Power	58,189	77,907	4,321
Credit reserve [1]	—	—	82
Total net unrealized (gain) loss on derivative instruments	$54,146	$166,953	$(1,254)
___________

1.	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.

The following tables present the effect of hedging instruments on Puget Energy’s OCI and statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$—	Interest expense	$(39,143)		$—
Commodity contracts: Electric derivatives	—	Electric generation fuel	(679)	Net unrealized gain on derivative instruments	—
Electric derivatives	—	Purchased electricity	(1,699)	Net unrealized loss on derivative instruments	—
Total	$—		$(41,521)		$—

Puget Energy (Dollars in Thousands)	Year Ended December 31, 2010
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$(58,175)	Interest expense	$(33,887)		$—
Commodity contracts: Electric derivatives	—	Electric generation fuel	(3,347)	Net unrealized gain on derivative instruments	—
Electric derivatives	—	Purchased electricity	(3,453)	Net unrealized loss on derivative instruments	—
Total	$(58,175)		$(40,687)		$—

Puget Energy (Dollars in Thousands)	Successor February 6, 2009 - December 31, 2009
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$(22,777)	Interest expense	$(29,052)		$—
Commodity contracts: Electric derivatives	(19,933)	Electric generation fuel	(25,296)	Net unrealized gain on derivative instruments	325
Electric derivatives	(6,289)	Purchased electricity	(4,157)	Net unrealized loss on derivative instruments	(2,897)
Total	$(48,999)		$(58,505)		$(2,572)
___________

1.	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.

2.	Changes in OCI are reported in after-tax dollars.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Puget Energy (Dollars in Thousands)	Predecessor January 1, 2009 - February 5, 2009
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1,2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$—	Interest expense	$(41)		$—
Commodity contracts: Electric derivatives	(20,791)	Electric generation fuel	(5,003)	Net unrealized loss on derivative instruments	—
Electric derivatives	(3,371)	Purchased electricity	(1,934)	Net unrealized loss on derivative instruments	(986)
Total	$(24,162)		$(6,978)		$(986)
_________________

1.	Changes in OCI are reported in after-tax dollars.

2.
The balances associated with the components of accumulated other comprehensive income (loss) on the Predecessor basis were eliminated as a result of push-down accounting effective February 6, 2009, when the Successor period began.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

The following table presents the effect of hedging instruments on PSE’s OCI and statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy (Dollars in Thousands)	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)			Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)				Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
	2011	2010	2009	Location	2011	2010	2009	Location	2011	2010	2009
Interest rate contracts:	$—	$—	$—	Interest expense	$(488)	$(488)	$(488)		$—	$—	$—
Commodity contracts: Electric derivatives:	—	—	(49,848)	Electric generation fuel	(20,625)	(57,479)	(117,524)	Net unrealized gain on derivative instruments	—	—	—
Electric derivatives	—	—	(11,429)	Purchased electricity	(12,726)	(17,207)	(20,686)	Net unrealized loss on derivative instruments	—	—	(2,749)
Total	$—	$—	$(61,277)		$(33,839)	$(75,174)	$(138,698)		$—	$—	$(2,749)
___________

1.	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.

2.	Changes in OCI are reported in after-tax dollars.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

For derivative instruments that meet cash flow hedge criteria, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings.  Gains and losses on the derivatives representing hedge ineffectiveness are recognized in current earnings.  Puget Energy expects that $14.0 million of losses in OCI will be reclassified into earnings within the next twelve months.  PSE expects that $12.9 million of losses in OCI will be reclassified into earnings within the next twelve months.  The maximum length of time over which Puget Energy and PSE are hedging their exposure to the variability in future cash flows extends to February 2015 for purchased electricity contracts and to October 2015 for gas for power generation contracts.  For Puget Energy interest rate swaps, the maximum length of forecasted transactions deferred in OCI extends to February 2014.
The following tables present the effect of Puget Energy’s derivaticyes not designated as hedging instruments on income during the years ended December 31, 2011, 2010 and 2009:

Puget Energy		Year Ended December 31,		Year Ended December 31,
(Dollars in Thousands)	Location	2011		2010
Interest rate contracts:
	Other deductions	$(28,601)		$(7,955)
	Interest expense	(46,045)		9,423
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	(23,170)	[1]	(94,659)	[2]
	Electric generation fuel	(98,208)		(100,514)
	Purchased electricity	(66,845)		(36,886)
Total gain (loss) recognized in income on derivatives		$(262,869)		$(230,591)

Puget Energy (Dollars in Thousands)		Successor		Predecessor
	Location	February 6, 2009 - December 31, 2009		January 1, 2009 - February 5, 2009
Interest rate contracts:
	Other deductions	$—		$—
	Interest income	$—		$—
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	117,515	[3]	(2,881)	[4]
	Electric generation fuel	(88,185)		(863)
	Purchased electricity	(56,498)		(243)
Total gain (loss) recognized in income on derivatives		$(27,168)		$(3,987)
______________

1.
Differs from the amount stated in the statements of income as it does not include $11.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.

2.
Differs from the amount stated in the statements of income as it does not include $40.6 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.

3.
Differs from the amount stated in the statements of income as it does not include $41.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS and $(2.6) million related to hedge ineffectiveness.

4.	Differs from the amount stated in the statements of income as it does not include $(1.0) million related to hedge ineffectiveness.

The following table presents the effect of PSE’s derivatives not designated as hedging instruments on income during the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2011	2010	2009
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	$(54,146)	$(166,953)	$4,003	[1]
	Electric generation fuel	(98,208)	(100,514)	(89,255)
	Purchased electricity	(66,845)	(36,886)	(40,770)
Total gain (loss) recognized in income on derivatives		$(219,199)	$(304,353)	$(126,022)
___________________

1.	Differs from the amount stated in the statements of income as it does not include $(2.7) million related to hedge ineffectiveness

The Company had the following outstanding contracts as of December 31, 2011:

Puget Energy	Number of Units
At December 31, 2011
Derivatives not designated as hedging instruments:
Interest rate swaps	$1.277	Billion

Puget Energy and Puget Sound Energy	Number of Units
At December 31, 2011
Derivatives not designated as hedging instruments:
Gas derivatives [1]	486,950,216	MMBtus
Electric generation fuel	140,557,000	MMBtus
Purchased electricity	12,264,650	MWhs
_________

1.	Unrealized gains (losses) on gas derivatives are offset by a regulatory asset or liability in accordance with ASC 980 due to the PGA mechanism.
The Company is exposed to credit risk primarily through buying and selling electricity and natural gas to serve its customers.  Credit risk is the potential loss resulting from a counterparty’s non-performance under an agreement.  The Company manages credit risk with policies and procedures for, among other things, counterparty credit analysis, exposure measurement, exposure monitoring, and exposure mitigation.
The Company monitors counterparties that have significant swings in credit default swap rates, have credit rating changes by external rating agencies, have changes in ownership or are experiencing financial problems.  Where deemed appropriate, the Company may request collateral or other security from its counterparties to mitigate potential credit default losses.  Criteria employed in this decision include, among other things, the perceived creditworthiness of the counterparty and the expected credit exposure.
It is possible that volatility in energy commodity prices could cause the Company to have material credit risk exposure with one or more counterparties.  If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss.  However, as of December 31, 2011, approximately 99.9% of the Company’s energy portfolio exposure, excluding NPNS transactions, is with counterparties that are rated at least investment grade by the major rating agencies and 0.1% are either rated below investment grade or not rated by rating agencies.  The Company assesses credit risk internally for counterparties that are not rated.
The Company generally enters into the following master agreements: (1) WSPP, Inc. (WSPP) agreements – standardized power sales contract in the electric industry; (2) International Swaps and Derivatives Association (ISDA) agreements – standardized financial gas and electric contracts; and (3) North American Energy Standards Board (NAESB) agreements – standardized physical gas contracts.  The Company believes that such agreements reduce credit risk exposure because such agreements provide for the netting and offset of monthly payments and, in the event of counterparty default, termination payments.
The Company computes credit reserves at a master agreement level by counterparty (i.e., WSPP, ISDA, or NAESB).  The Company considers external credit ratings and market factors, such as credit default swaps and bond spreads, in determination of reserves.  The Company recognizes that external ratings may not always reflect how a market participant perceives a counterparty’s risk of default.  The Company uses both default factors published by Standard & Poor’s and factors derived through analysis of market risk, which reflect the application of an industry standard recovery rate.  The Company selects a default factor by counterparty at an aggregate master agreement level based on a weighted average default tenor for that counterparty’s deals.  The default tenor is used by weighting the fair value and contract tenors for all deals for each counterparty and coming up with an average value.  The default factor used is dependent upon whether the counterparty is in a net asset or a net liability position after applying the master agreement levels.
The Company applies the counterparty’s default factor to compute credit reserves for counterparties that are in a net asset position.  Moreover, the Company applies its own default factor to compute credit reserves for counterparties that are in a net liability position.  Credit reserves are booked as contra accounts to unrealized gain (loss) positions.  As of December 31, 2011, the Company was in a net liability position with the majority of counterparties, so the default factors of counterparties did not have a significant impact on reserves for the year.  The majority of the Company’s derivative contracts are with financial institutions and other utilities operating within the Western Electricity Coordinating Council.  Despite its net liability position, PSE was not required to post any additional collateral with any of its counterparties.  Additionally, PSE did not trigger any collateral requirements with any of its counterparties nor were any of PSE’s counterparties required to post additional collateral resulting from credit rating downgrades.
As of December 31, 2011, the Company did not have any outstanding energy supply and interest rate swap contracts with counterparties that contained credit risk related contingent features, which could result in a counterparty requesting immediate payment or demanding immediate and ongoing full overnight collateralization on derivative instruments in a net liability position.
The table below presents the fair value of the overall contractual contingent liability positions for the Company’s derivative activity at December 31, 2011:

Puget Energy and Puget Sound Energy Contingent Feature (Dollars in Thousands)	Fair Value [1] Liability	Posted Collateral	Contingent Collateral
Credit rating [2]	$(52,048)	$—	$52,048
Requested credit for adequate assurance	(95,959)	—	—
Forward value of contract [3]	(16,342)	—	—
Total	$(164,349)	$—	$52,048
__________

1.
Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at December 31, 2011.  Excludes NPNS, accounts payable and accounts receivable liability.

2.	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating’s agencies provides counterparties a contractual right to demand collateral.

3.	Collateral requirements may vary, based on changes in forward value of underlying transactions relative to contractually defined collateral thresholds.